As filed with the Securities and Exchange Commission on June 30, 2016

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 364	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 366	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

    It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)	☒	on (July 29, 2016) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

    If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 364 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 90, which was filed with the Securities and Exchange Commission on June 17, 2014. This Post-Effective Amendment No. 364 is filed solely for the purpose of designating July 29, 2016 as the new effective date of Post-Effective Amendment No. 90, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 116 to the Trust’s Registration Statement, as filed August 29, 2014, Post-Effective Amendment No. 129 to the Trust’s Registration Statement, as filed September 25, 2014, Post-Effective Amendment No. 140 to the Trust’s Registration Statement, as filed October 23, 2014, Post-Effective Amendment No. 152 to the Trust’s Registration Statement, as filed November 20, 2014, Post-Effective Amendment No. 162 to the Trust’s Registration Statement, as filed December 18, 2014, Post-Effective Amendment No. 172 to the Trust’s Registration Statement, as filed January 15, 2015, Post-Effective Amendment No. 182 to the Trust’s Registration Statement, as filed February 12, 2015, Post-Effective Amendment No. 192 to the Trust’s Registration Statement, as filed March 12, 2015, Post-Effective Amendment No. 202 to the Trust’s Registration Statement, as filed April 9, 2015, Post-Effective Amendment No. 212 to the Trust’s Registration Statement, as filed May 7, 2015, Post-Effective Amendment No. 222 to the Trust’s Registration Statement, as filed June 4, 2015, Post-Effective Amendment No. 232 to the Trust’s Registration Statement, as filed July 2, 2015, Post-Effective Amendment No. 242 to the Trust’s Registration Statement, as filed July 30, 2015, Post-Effective Amendment No. 252 to the Trust’s Registration Statement, as filed August 27, 2015, Post-Effective Amendment No. 262 to the Trust’s Registration Statement, as filed September 24, 2015, Post-Effective Amendment No. 272 to the Trust’s Registration Statement, as filed October 22, 2015, Post-Effective Amendment No. 284 to the Trust’s Registration Statement, as filed November 19, 2015, Post-Effective Amendment No. 294 to the Trust’s Registration Statement, as filed December 17, 2015, Post-Effective Amendment No. 304 to the Trust’s Registration Statement, as filed January 14, 2016, Post-Effective Amendment No. 314 to the Trust’s Registration Statement, as filed February 11, 2016, Post-Effective Amendment No. 324 to the Trust’s Registration Statement, as filed March 10, 2016, Post-Effective Amendment No. 334 to the Trust’s Registration Statement, as filed April 7, 2016, Post-Effective Amendment No. 344 to the Trust’s Registration Statement, as filed May 5, 2016, and Post-Effective Amendment No. 354 to the Trust’s Registration Statement, as filed June 2, 2016. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 364 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 30th day of June, 2016.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	June 30, 2016
Brent R. Harris*

	Trustee	June 30, 2016
Douglas M. Hodge*

	Trustee	June 30, 2016
George E. Borst*

	Trustee	June 30, 2016
E. Philip Cannon*

	Trustee	June 30, 2016
Jennifer H. Dunbar*

	Trustee	June 30, 2016
Gary F. Kennedy*

	Trustee	June 30, 2016
Peter B. McCarthy*

	Trustee	June 30, 2016
Ronald C. Parker*
	President	June 30, 2016
Peter G. Strelow*	(Principal Executive Officer)
	Treasurer	June 30, 2016
Trent W. Walker*	(Principal Financial and Accounting Officer)

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 347 to the Registration Statement on May 19, 2016, and incorporated by reference herein.